Balance Sheets - Vallon - Q1 - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,488		$ 9
Prepaid expenses and other current assets	879		303
Total assets	4,404		383
Current liabilities:
Accounts payable	988		1,294
Accrued expenses	1,143		36
Warrant liability	18		0
Total liabilities	2,177		2,008
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Common stock, 0.0001 par value; 250,000,000 shares authorized as of September 30, 2023 and December 31, 2022; 2,956,354 and 999,748 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	0		0
Additional paid-in-capital	31,756		16,871
Accumulated deficit	(29,529)		(18,496)
Total stockholders’ equity (deficit)	2,227	$ (3,230)	(1,625)
Total liabilities, mezzanine equity, and stockholders' deficit	4,404		383
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Current assets:
Cash and cash equivalents		1,665	3,781
Prepaid expenses and other current assets		432	371
Total assets	2,097		4,152
Current liabilities:
Accounts payable		528	977
Accrued expenses		1,353	711
Warrant liability	185	185	122
Total liabilities	2,066		1,810
Stockholders' equity (deficit):
Common stock, 0.0001 par value; 250,000,000 shares authorized as of September 30, 2023 and December 31, 2022; 2,956,354 and 999,748 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively		0	0
Additional paid-in-capital		31,353	31,268
Accumulated deficit		(31,322)	(28,926)
Total stockholders’ equity (deficit)	31	$ 31	2,342
Total liabilities, mezzanine equity, and stockholders' deficit	$ 2,097		$ 4,152